SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 2,703	$ 2,883	$ 3,164
Net income taxes paid (received)	$ 537	$ 1,412	$ 534